Business acquisitions and development projects - Additional Information (Details) $ in Thousands, $ in Thousands						12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 20, 2019 USD ($)	Jun. 03, 2019 USD ($)	May 24, 2019 USD ($)	Aug. 10, 2017 USD ($) water_utility	Dec. 31, 2019 USD ($) MW wind_project MWac	Dec. 31, 2019 CAD ($) MW wind_project MWac	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Number of wind farms | wind_project						3	3
Mid-west Wind Development Project
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MW						600	600
Total purchase price							$ 1,100,000
Ascendant Group Limited
Business Acquisition [Line Items]
Total purchase price			$ 365,000
American Water Works Company
Business Acquisition [Line Items]
Total purchase price		$ 608,000
Perris Water Distribution System
Business Acquisition [Line Items]
Total purchase price					$ 11,500
Number of water distribution systems acquired | water_utility					2
Turquoise Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac						10	10
Total purchase price	$ 20,830
Great Bay Solar Facility I
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac						75	75
Great Bay Solar Facility II
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac						40	40
Tax equity funding	11,281					$ 11,281
Investment tax credit						$ 8,526
Partnership | Turquoise Solar Facility
Business Acquisition [Line Items]
Partnership agreement, funded amount	$ 2,000			$ 1,403
Partnership | Great Bay Solar Facility I
Business Acquisition [Line Items]
Partnership agreement, funded amount								$ 15,250	$ 42,750